Reconciliation of Provision Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Provision of Income Taxes [Line Items]
Income (Loss) before income tax-continuing operations	$ 9,778	$ (12,697)	$ (15,197)
Income before income tax-discontinuing operations	381	596	567
Tax provision at PRC enterprise income tax rate of 25%	2,540	(3,025)	(3,658)
Expenses not deductible for tax purposes and others	77	2,338	649
Preferential tax rates granted to PRC entities	(1,422)	333	99
Effect of the different income tax rates in other jurisdictions	(1,971)	1,011	787
Changes in valuation allowances	774	335	1,976
Expired operating loss carry forwards	$ 2	4	585
Income tax expenses		$ 996	$ 438